Major Customers And Concentration Of Risks (Tables)	12 Months Ended
Dec. 31, 2012
Major Customers And Concentration Of Risks [Abstract]
Schedule Of Revenue Derived By Major Customers

	Year Ended December 31,
	2010	2011	2012
Customer A	11%	21%	14%
Customer B	13%	8%	7%
Total	24%	29%	21%